Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash from Operating Activities:
Net loss	$ (468,389)	$ (54,495)	$ (3,872,337)	$ (5,011,789)
Adjustments to reconcile net loss to cash used in operations:
Stock issued for services	24,100		226,578	4,542,330
Stock-based compensation	20,326		33,313	40,898
Payment of production expenses by related party				119,301
Obligation to issue common stock to related party				345,000
Loss (gain) on settlements			2,158,231	(729,960)
Payment of consulting fees by officer in exchange for note payable	22,500		12,000
Payment of legal fees by stockholder			26,000	147,000
Depreciation	482		444
Derivative liability expense	2,294		199,394
Amortization of debt discount	34,308		78,107
Increase in deferred revenue	5,000
Increase in accounts payable and accrued expenses	186,482	1,500	226,941	3,257
Net cash used in operations	(172,897)	(52,995)	(911,329)	(543,963)
Cash from Investing Activities:
Purchase of property and equipment			(9,770)
Net cash provided by investing activities			(9,770)
Cash from Financing Activities:
Proceeds from the issuance of convertible debt	25,000		100,000
Advances from Emax Media Inc. and Affiliates		3,000	3,000	220,688
Advances from (repayment to) related party			(50,000)	30,000
Investment from minority member in subsidiary				3,330
Sale of common stock for cash, net	145,000	40,000	861,001	299,940
Net cash provided by financing activities	170,000	43,000	914,001	553,958
Net Increase Decrease in Cash	(2,897)	(9,995)	(7,098)	9,995
Cash, Beginning of Period	2,897	9,995	9,995
Cash, End of Period			2,897	9,995
Supplemental Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Schedule of Non-Cash Financing Activities:
Issuance of note payable for legal fees paid by stockholder			26,000
Forgiveness of amounts due to Emax and Affiliates			227,203
Shares issued to settle related party payable	30,000		414,301
Settlement of Emax Media, net receivables and payable for shares returned			$ 12,384,666